Financial Assets and Financial Liabilities - Schedule of Financial Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Trade payables	¥ 52,700	¥ 34,818
Financial liabilities included in other payables and accruals	88,804	44,081
Amount due to related parties		531
Amount due to shareholders	1,016	12,566
Interest-bearing loans and borrowings	52,815	62,226
Lease liabilities	1,438	1,706
Total current financial liabilities	196,773	155,928
Non-current
Interest-bearing loans and borrowings	1,214	3,000
Lease liabilities	3,194	2,487
Total non-current financial liabilities	4,408	5,487
Total	¥ 201,181	¥ 161,415